Property, Net Details (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 7	$ 0	$ 15
Fair Value, Measurements, Nonrecurring [Member] | Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	5		15
Fair Value, Measurements, Nonrecurring [Member] | Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 2